Performance Management - AMERICAN BALANCED FUND	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Class F-2 shares are not subject to sales charges.
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.98% (quarter ended June 30, 2020) Lowest -11.58% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(11.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-taxreturns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/5/2008	15.20%	8.36%	8.36%	8.67%
− After taxes on distributions		13.10	7.16	7.05	N/A
− After taxes on distributions and sale of fund shares		10.15	6.36	6.42	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	7/26/1975	8.35%	6.85%	7.50%	10.23%
C	3/15/2001	13.08	7.32	7.47	7.33
F-1	3/15/2001	14.87	8.07	8.07	7.58
F-3	1/27/2017	15.32	8.47	N/A	9.02
529-A (with maximum sales charge)	2/15/2002	10.88	7.32	7.69	7.41
529-C	2/19/2002	13.05	7.27	7.67	7.44
529-E	3/5/2002	14.62	7.84	7.82	7.17
529-F-1	9/17/2002	15.09	8.28	8.29	8.39
529-F-2	10/30/2020	15.20	N/A	N/A	9.76
529-F-3	10/30/2020	15.25	N/A	N/A	9.81
R-1	5/29/2002	14.06	7.31	7.30	6.79
R-2	5/21/2002	14.08	7.30	7.31	6.78
R-2E	8/29/2014	14.39	7.61	7.65	7.61
R-3	6/4/2002	14.57	7.77	7.77	7.35
R-4	6/21/2002	14.91	8.09	8.09	7.81
R-5E	11/20/2015	15.11	8.31	N/A	8.78
R-5	5/15/2002	15.26	8.42	8.42	7.87
R-6	5/1/2009	15.30	8.47	8.47	10.74

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	11.90%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.04	8.67	8.52	8.48
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.79
Class F-2 annualized 30-day yield at December 31, 2024: 2.43% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at December 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	2.43%
Performance Availability Website Address [Text]	capitalgroup.com